Property and Equipment (Details Narrative)	12 Months Ended
Oct. 31, 2019 USD ($)
Cost of sales [member]
IfrsStatementLineItems [Line Items]
Amortization expense	$ 129,202
Biological assets [member]
IfrsStatementLineItems [Line Items]
Amortization expense	18,365
Inventory [Member]
IfrsStatementLineItems [Line Items]
Amortization expense	$ 108,073